Segment information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company provides drilling and related services to the offshore oil and gas industry. Our business has been organized into segments based on differences in management structure and reporting, economic characteristics, customer base, asset class, and contract structure. The Company currently operates in the following three segments:

Floaters: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to semi-submersible rigs and drillships for harsh and benign environments in mid-, deep- and ultra-deep waters.

Jack-up rigs: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to jack-up rigs for operations in harsh and benign environment.

Tender rigs: Services encompassing drilling, completion and maintenance of offshore production wells in Southeast Asia, West Africa and the Americas. The drilling contracts relate to self-erecting tender rigs and semi-submersible tender rigs.

Segment results are evaluated on the basis of operating income, and the information given below is based on information used for internal management reporting. The accounting principles for the segments are the same as for our consolidated financial statements. The Well Services segment was related to Archer which was deconsolidated from our financial statements in February 2011 and therefore discontinued as a segment. See Note 11 to the consolidated financial statements included herein.

Revenues (excluding gain on sale of drilling units)

(In US$ millions)	2013	2012	2011
Floaters	3,698	2,859	2,694
Jack-up rigs	1,175	861	776
Tender Rigs	409	758	589
Well Services	—	—	133
Total	5,282	4,478	4,192

Depreciation and amortization

(In US$ millions)	2013	2012	2011
Floaters	531	412	358
Jack-up rigs	163	146	135
Tender Rigs	17	57	63
Well Services	—	—	7
Total	711	615	563

Operating income – net income

(In US$ millions)	2013	2012	2011
Floaters	1,472	1,250	1,328
Jack-up Rigs	450	225	220
Tender Rigs	176	316	221
Well Services	—	—	5
Operating income	2,098	1,791	1,774
Unallocated items:
Total financial items and other	842	(354)	(103)
Income taxes	(154)	(232)	(189)
Net income	2,786	1,205	1,482

Total assets

(In US$ millions)	2013	2012
Floaters	19,725	13,725
Jack-up Rigs	5,996	4,210
Tender Rigs	579	1,697
Total	26,300	19,632

Goodwill

(In US$ millions)	2013	2012
Floaters	890	890
Jack-up Rigs	281	281
Tender Rigs	29	149
Total	1,200	1,320

Total liabilities

(In US$ millions)	2013	2012
Floaters	13,573	9,514
Jack-up Rigs	4,126	2,918
Tender Rigs	399	1,176
Total	18,098	13,608

 Capital expenditures – fixed assets

(In US$ millions)	2013	2012	2011
Floaters	3,178	1,342	1,805
Jack-up Rigs	1,371	150	495
Tender Rigs	150	198	243
Well Services	—	—	—
Total	4,699	1,690	2,543

Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company's revenues and fixed assets by geographic area:

Revenues (excluding gain on sale of assets)

(In US$ millions)	2013	2012	2011
Norway	1,198	815	966
Brazil	825	629	913
Angola	734	358	337
Others *	2,525	2,676	1,976
Total	5,282	4,478	4,192

* Other countries represents countries in which we operate that individually had revenues representing less than 10 percent of total revenues earned for any of the periods presented.

Fixed assets – operating drilling units (1)

(In US$ millions)	2013	2012
Brazil	2,881	1,714
Norway	2,298	1,868
USA	2,718	1,296
Angola	2,090	945
Saudi Arabia	1,325	661
Others *	5,881	6,410
Total	17,193	12,894

(1) The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.

* Other countries represents countries in which we operate that individually had fixed assets representing less than 10 percent of total fixed assets for any of the periods presented.